Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Changes in Liabilities Arising from Financial Activities
Changes in liabilities arising from financing activities,
l
iabilities related to cashflow to be classified as future financing activities, for the years ended December 31, 2019 and 2018, are as follows:

(In millions of Korean won)	2018
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair value change		Scope changes		Others
Borrowing	￦	6,683,662	￦	(139,715)	￦	—	￦	70,095	￦	—	￦	15,000	￦	19,252	￦	6,648,294
Financial lease liabilities		176,878		(73,885)		61,187		—		—		—		(322)		163,858
Derivative liabilities		98,820		(14,587)		—		(37,344)		35,809		—		(17,631)		65,067
Derivative assets		(7,389)		11,126		—		(22,474)		(3,419)		—		(7,687)		(29,843)

Total	￦	6,951,971	￦	(217,061)	￦	61,187	￦	10,277	￦	32,390	￦	15,000	￦	(6,388)	￦	6,847,376

(In millions of Korean won)	2019
	Beginning		Cash flows		Non-cash										Ending
					Changes in Accounting Policy		Newly acquired		Exchange difference		Fair Value changes		Others
Borrowing	￦	6,648,294	￦	574,175	￦	—	￦	—	￦	64,398	￦	—	￦	12,000	￦	7,298,867
Lease liabilities		163,858		(485,444)		807,233		256,871		—		—		(13,379)		729,139
Derivative liabilities		65,067		(9,734)		—		—		(4,234)		(20,058)		(10,945)		20,096
Derivative assets		(29,843)		33,635		—		—		(53,729)		(11,398)		2,759		(58,576)

Total	￦	6,847,376	￦	112,632	￦	807,233	￦	256,871	￦	6,435	￦	(31,456)	￦	(9,565)	￦	7,989,526